Variable Interest Entities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entities [Abstract]
Amount of cash and due from banks eliminated for consolidated variable interest entities	¥ 52,669	¥ 36,244
Amount of interest-earning deposits in other banks for consolidated variable interest entities	51,841	77,083
Amount of trading account assets eliminated for consolidated variable interest entities	3,050	858
Amount of investment securities eliminated for consolidated variable interest entities	9	10
Amount of loans eliminated for consolidated variable interest entities	923,508	993,204
Amount of all other assets eliminated for consolidated variable interest entities	53,430	7,701
Amount of other short-term borrowings eliminated for consolidated variable interest entities	3,104,796	3,179,780
Amount of long-term debt eliminated for consolidated variable interest entities	1,183,281	1,220,590
Amount of all other liabilities eliminated for consolidated variable interest entities	¥ 16,080	¥ 65,341